Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Schedule of inventories
	December 31,	December 31,
	2019	2018
	$	$
Stockpiles	4,096	1,074
Concentrates	4,376	4,476
Supplies and spare parts	17,581	16,436
	26,053	21,986